Subsequent events (Details) - USD ($) $ in Thousands			12 Months Ended
	Feb. 13, 2023	Jan. 18, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			119,098,118	119,007,062
Total transaction costs accounted for as deduction from equity, net of deferred taxes			$ 15,400
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Total transaction costs accounted for as deduction from equity, net of deferred taxes	$ 95,195
IPO | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		5,831,028
Over-Allotment Option | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	760,253	874,654
Shares Issued, Purchase Option Period		30 days
Olink | IPO | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		4,250,000
Certain Selling Shareholders | IPO | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		1,581,028